Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
Note 14 - Changes in Liabilities from Financing Activities

	Balance as of January 1, 2022	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities(3)	Non-cash activities		Balance as of December 31, 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	307,481	(16,571)	(35,037)	863	-		256,736
Convertible Debentures (1)	101,291	47,755	(15,576)	3,195	(4,902)		131,763
Loans from banks and other financial institutions	1,231,208	357,868	(123,423)	32,435	87,758	(2)	1,585,846
Loans from non-controlling interests	78,113	15,834	(5,210)	330	1,842		90,909
Lease liability	105,645	(4,327)	(10,302)	(1,964)	10,571	(4)	99,623

	1,823,738	400,559	(189,548)	34,859	95,269		2,164,877

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.

	Balance as of January 1, 2021	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities(3)	Initial consolidation	Non-cash activities		Balance as of December 31, 2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	206,527	89,989	10,444	521	-	-		307,481
Convertible Debentures (1)	-	96,343	3,741	1,207	-	-		101,291
Loans from banks and other financial institutions (1)	840,582	389,728	(9,154)	13,801	-	(3,749	)(2)	1,231,208
Loans from non-controlling interests	46,241	10,530	(3,826)	97	24,037	1,034		78,113
Lease liability	79,733	(6,344)	(375)	(1,243)	22,802	11,072	(4)	105,645

	1,173,083	580,246	830	14,383	46,839	8,357		1,823,738

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.

	Balance as of January 1, 2020	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities(3)	Conversions carried to equity	Non-cash activities		Balance as of December 31, 2020
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	142,909	49,838	14,127	(347)	-	-		206,527
Convertible Debentures (1)	93	(15)	1	-	(79)	-		-
Loans from banks
and other financial institutions (1)	526,700	263,326	51,631	2,426	-	(3,501	)(2)	840,582
Loans from other credit providers (1)	43,455	(29,454)	242	(14,243)	-	-		-
Loans from non-controlling interests	54,208	9,022	3,891	(2,952)	-	(17,928)		46,241
Lease liability	40,581	(5,382)	5,419	(1,087)	-	40,202	(4)	79,733
	807,946	287,335	75,311	(16,203)	(79)	18,773		1,173,083

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.